SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands					1 Months Ended				12 Months Ended
	Feb. 20, 2023 $ / shares shares	Feb. 20, 2023 ¥ / shares shares	Nov. 20, 2021 $ / shares shares	Nov. 20, 2021 ¥ / shares shares	Aug. 31, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Share-based compensation arrangement by share-based payment award
Number of shares granted | shares	47,300	47,300	2,400	2,400
Exercise price per share | $ / shares	$ 0.00001		$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares		¥ 54.93		¥ 64.46
Number of options converted from restricted shares | shares					2,816,000	10,264,366
Weighted average exercise price for options converted | $ / shares					$ 0.00001	$ 0.00001
Fair value assumptions
Risk-free rate of interest										4.13%
Estimated volatility rate										76.20%
Dividend yield										4.70%
Expected life (years)										5 years 9 months 10 days
Exercise price | $ / shares									$ 0.00001
Number of options
Options outstanding at beginning | shares										7,907,830
Options granted in 2024 | shares	47,300	47,300	2,400	2,400
Options exercised in 2024 | shares										(6,144,840)
Options forfeited in 2024 | shares										(127,740)
Options outstanding at ending | shares										1,635,250	7,907,830
Options exercisable at December 31, 2024 | shares													1,624,930
Options vested or expected to be vested at December 31, 2024 | shares													1,635,250
Weighted Average Exercise Price
Options outstanding at beginning | $ / shares									0.00001
Options granted in 2023 | $ / shares	$ 0.00001		$ 0.00001
Options forfeited in 2023 | $ / shares									0.00001
Options exercised in 2023 | $ / shares									0.00001
Options outstanding at ending | $ / shares									0.00001
Options exercisable at December 31, 2023 | $ / shares									0.00001
Options vested or expected to be vested at December 31, 2023 | $ / shares									$ 0.00001
Weighted Average Remaining Contract Life Years
Options exercised in 2024										5 years 6 months 21 days
Options forfeited in 2024										5 years 9 months 14 days
Options outstanding at ending										4 years 2 months 19 days	6 years 3 months 14 days
Options exercisable at December 31, 2024										4 years 2 months 8 days
Options vested or expected to be vested at December 31, 2024										4 years 2 months 19 days
Aggregate Intrinsic Value
Options outstanding at beginning | ¥										¥ 444,104
Options exercised in 2023 | ¥										(860,708)
Options forfeited in 2023 | ¥													¥ 17,893
Options outstanding at ending | ¥										229,049	¥ 444,104
Options exercisable at December 31, 2023 | ¥													227,604
Options vested or expected to be vested at December 31, 2023 | ¥													¥ 229,049
Share-based compensation expense | ¥										¥ 167,613	¥ 185,604	¥ 199,737
Weighted Average Grant-date Fair value
Options outstanding at beginning | ¥ / shares										¥ 42.98
Options granted in 2023 | ¥ / shares		¥ 54.93		¥ 64.46
Options exercised in 2023 | ¥ / shares													¥ 41.19
Options forfeited in 2023 | ¥ / shares													41.68
Options outstanding at ending | ¥ / shares										¥ 49.78	¥ 42.98
Options exercisable at December 31, 2023 | ¥ / shares													49.75
Options vested or expected to be vested at December 31, 2023 | ¥ / shares													¥ 49.78
Employee Stock Option
Share-based compensation arrangement by share-based payment award
Vesting period (in years)	3 years	3 years	4 years	4 years
Aggregate Intrinsic Value
Share-based compensation expense | ¥										¥ 78,531	¥ 123,981	108,526
Fair value of the restricted shares vested | ¥										563,119	157,879	136,955
Aggregate intrinsic value of options exercised | ¥										¥ 860,708	¥ 124,114	¥ 145,549
Employee Stock Option | Employees
Aggregate Intrinsic Value
Unrecognized compensation cost | ¥													¥ 183
Weighted-average period										6 months 29 days
Unrecognized compensation cost | ¥													¥ 183
Weighted-average period										6 months 29 days
Performance Based Options
Number of options
Options exercisable at December 31, 2024 | shares													10,320
2018 plan | Employee Stock Option
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares								25,336,096
Expiry period (in years)								10 years
2019 Plan | Employee Stock Option
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares							17,547,567
Percentage of annual increase in shares							1.00%
Expiry period (in years)							10 years